Income Taxes - Income Tax Reconciliation (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (6,560,721)	$ (1,922,665)	$ (7,613,962)	$ (22,470,609)	$ (20,012,501)	$ (7,960,546)	$ (4,633,300)	$ 9,197,830	$ (38,567,957)	[1]	$ (23,408,517)	[1]	$ 11,992,171	[1]
Statutory income tax rate (percent)									35.00%		35.00%		35.00%
Expected income tax expense									$ (13,498,785)		$ (8,192,981)		$ 4,197,260
Income earned as non-taxable entity (See Note 2)									15,166,519		0		0
Effect due to change to C corporation (See Note 2)									53,088,861		0		0
Change in entity status									0		(4,792,243)		6,379,117
Non taxable entity									0		13,561,578		(1,557,878)
Other permanent differences									209,546		0		0
State tax expenses									21,181		0		0
Change in tax rate									(24,803)		0		0
Foreign income tax rate differential									(1,077,648)		(1,369,575)		(2,355,816)
Other									0		(795,865)		851,511
Total	$ 51,145,175	$ 1,055,961	$ 789,375	$ 894,360	$ 1,088,421	$ (4,250,643)	$ 408,193	$ 1,164,943	$ 53,884,871	[1]	$ (1,589,086)	[1]	$ 7,514,194	[1]

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.